Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Jeffs’ Brands Ltd
Trading Symbol	JFBR
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	8,074,217
Amendment Flag	false
Entity Central Index Key	0001885408
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41482
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	7 Mezada Street.
Entity Address, Address Line Two	Bnei Brak
Entity Address, City or Town	Israel
Entity Address, Postal Zip Code	5126112
Entity Address, Country	IL
Contact Personnel Name	Viki Hakmon
Title of 12(b) Security	Ordinary Shares, no par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	7 Mezada Street
Entity Address, Address Line Two	Bnei Brak
Entity Address, City or Town	Israel
Entity Address, Postal Zip Code	5126112
Entity Address, Country	IL
Contact Personnel Name	Viki Hakmon
City Area Code	972
Local Phone Number	3-7713520
Contact Personnel Email Address	victor@jeffsbrands.com